Non-current Financial Assets - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Feb. 12, 2021
Cytovia Therapeutics, Inc. [member]
Categories of non-current financial assets [Line Items]
Non-current financial assets		$ 15.0
Raleigh's building [member]
Categories of non-current financial assets [Line Items]
Non-current financial assets	$ 2.6
Stonebriar's equipment [member]
Categories of non-current financial assets [Line Items]
Non-current financial assets	$ 1.9